Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	6.875% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2030 Securities Optional Redemption Period)
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,350,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 199,260
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,350,000,000 aggregate principal amount of 6.875% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2030 Securities Optional Redemption Period) and of $1,150,000,000 aggregate principal amount of 6.950% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2034 Securities Optional Redemption Period).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	6.950% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2034 Securities Optional Redemption Period)
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,150,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 169,740
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,350,000,000 aggregate principal amount of 6.875% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2030 Securities Optional Redemption Period) and of $1,150,000,000 aggregate principal amount of 6.950% Perpetual Subordinated Contingent Convertible Securities (Callable During Any 2034 Securities Optional Redemption Period).